Fair Value Measurement - Schedule of Financial Assets and Liabilities Measured at Fair Value (Details) - Fair Value [Member] - Marketable Securities [Member] - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Financial Assets:
Marketable securities	[1]	$ 14
Level 1 [Member]
Financial Assets:
Marketable securities	[1]	14
Level 2 [Member]
Financial Assets:
Marketable securities
Level 3 [Member]
Financial Assets:
Marketable securities

[1]	less than $1